[EVERSHEDS SUTHERLAND (US) LLP]

DODIE KENT

DIRECT LINE: 212-389-5080

E-mail: dodiekent@eversheds-sutherland.com

April 23, 2019

VIA EMAIL AND EDGAR

Commissioners

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549-8629

Re:	Great American Life Insurance Company
Pre-Effective Amendment No. 2 to Registration Statement on Form S-1 File No. 333-229687

Commissioners:

On behalf of Great American Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, Pre-Effective Amendment No. 2 (the “Pre-Effective Amendment”) to the above-referenced Form S-1 Registration Statement (the “Registration Statement”) for certain deferred annuity contracts (the “Contracts”).

The Pre-Effective Amendment includes the following items, as requested in comments provided by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to outside counsel for the Company in phone calls on April 17, 2019 and April 22, 2019. It also contains other changes of an updating and/or non-material nature.

The Pre-Effective Amendment includes a letter from the Company and the principal underwriter of the offering of the Contracts requesting that the Commission accelerate the effective date of the Registration Statement to May 1, 2019.

*****

The Company believes that the Pre-Effective Amendment addresses in full the Staff comments and respectfully requests that the Staff review it as soon as possible.

If you have any questions regarding the Pre-Effective Amendment, please contact the undersigned at 212-389-5080.

Sincerely,

/s/ Dodie Kent

Dodie Kent